Eaton Vance
Short Duration Inflation-Protected Income Fund
January 31, 2026 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust. The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each a Portfolio) sponsored by the Eaton Vance organization. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2026, the Fund owned approximately 100% of Short Duration Inflation-Protected Income Portfolio’s outstanding interests and 2.2% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2026 is set forth below.

Eaton Vance
Short Duration Inflation-Protected Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Senior Debt Portfolio
(identified cost $111,467,769)	$111,423,155	20.9%
Short Duration Inflation-Protected Income Portfolio
(identified cost $413,321,364)	420,403,268	79.1
Total Investments in Affiliated Portfolios (identified cost $524,789,133)	$531,826,423	100.0%
Total Investments (identified cost $524,789,133)	$531,826,423	100.0%
Other Assets, Less Liabilities	$ (43,886)	(0.0)%†
Net Assets	$531,782,537	100.0%
†	Amount is less than 0.05% or (0.05)%, as applicable.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2026 and October 31, 2025, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Short Duration Inflation-Protected Income Portfolio’s Portfolio of Investments is set forth below. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at January 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Short Duration Inflation-Protected Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	$661	$ 661,767
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	703	798,101
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	16	15,776
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.273%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	729	734,174
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	291	275,401
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,057,318
Total Asset-Backed Securities (identified cost $3,511,627)		$ 3,542,537

Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.468%, 8/10/50(1)(3)	$ 347	$ 336,132
Series 2015-CR22, Class D, 3.699%, 3/10/48(1)(3)	1,000	800,500
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.031%, (1 mo. SOFR + 1.35%), 11/15/42(1)(2)	410	411,336
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.402%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	631	633,972
Total Commercial Mortgage-Backed Securities (identified cost $2,401,021)		$ 2,181,940

Exchange-Traded Funds — 6.4%
Security	Shares	Value
Fixed-Income Funds — 6.4%
Eaton Vance Short Duration Income ETF(4)	401,000	$ 20,635,460
Eaton Vance Ultra-Short Income ETF(4)	119,000	6,067,810
Total Exchange-Traded Funds (identified cost $26,529,480)		$ 26,703,270

U.S. Treasury Obligations — 90.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
2.50%, 1/15/29(5)	$18,119	$ 18,879,270
3.625%, 4/15/28(5)	22,448	23,730,166
3.875%, 4/15/29(5)	35,741	38,824,446
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/27(5)	4	3,564
0.125%, 1/15/30(5)	14,704	14,110,937
0.125%, 7/15/30(5)	36,388	34,769,854
0.125%, 1/15/31(5)	37,976	35,829,404
0.25%, 7/15/29(5)	10,645	10,380,784
0.375%, 1/15/27(5)	2	2,152
0.375%, 7/15/27(5)	21,998	21,933,942
0.75%, 7/15/28(5)	15,497	15,470,285
0.875%, 1/15/29(5)	20,066	19,966,834
1.125%, 10/15/30(5)	22,198	22,099,582
1.25%, 4/15/28(5)	21,804	21,916,194
1.625%, 10/15/27(5)	11,961	12,150,761
1.625%, 10/15/29(5)	17,617	17,975,357
1.625%, 4/15/30(5)	14,257	14,476,260
2.125%, 4/15/29(5)	23,581	24,317,955
2.375%, 10/15/28(5)	32,809	34,094,256
Total U.S. Treasury Obligations (identified cost $376,167,889)		$380,932,003

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(6)	1,540,930	$ 1,540,930
Total Short-Term Investments (identified cost $1,540,930)		$ 1,540,930
Total Investments — 98.7% (identified cost $410,150,947)		$414,900,680
Other Assets, Less Liabilities — 1.3%		$ 5,530,703
Net Assets — 100.0%		$420,431,383

Short Duration Inflation-Protected Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $5,724,477 or 1.4% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(4)	Affiliated fund.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	100	Long	3/31/26	$20,849,219	$(23,209)
U.S. 5-Year Treasury Note	148	Long	3/31/26	16,121,594	23,950
					$741
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	$ 894,422	$ —	$894,422
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(131,049)	—	(131,049)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,083,727	—	1,083,727
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	477,131	—	477,131
USD	11,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/22/28	25,764	—	25,764
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	6/23/28	(11,369)	—	(11,369)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/25/29	4,373	—	4,373

Short Duration Inflation-Protected Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	$ (62,114)	$ —	$(62,114)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	103,470	(35,754)	67,716
							$2,384,355	$(35,754)	$2,348,601
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio entered into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation. The Portfolio utilized interest rate futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $28,244,200, which represents 6.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$21,217,875	$ —	$ (617,760)	$ 10,920	$ 24,425	$20,635,460	$257,115	401,000
Eaton Vance Total Return Bond ETF	4,974,575	—	(4,969,750)	115,231	(120,056)	—	339,338	—
Eaton Vance Ultra-Short Income ETF	6,620,900	—	(559,570)	880	5,600	6,067,810	82,223	119,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	34,202	18,261,776	(16,755,048)	—	—	1,540,930	12,175	1,540,930
Total				$127,031	$(90,031)	$28,244,200	$690,851
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Short Duration Inflation-Protected Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,542,537	$ —	$ 3,542,537
Commercial Mortgage-Backed Securities	—	2,181,940	—	2,181,940
Exchange-Traded Funds	26,703,270	—	—	26,703,270
U.S. Treasury Obligations	—	380,932,003	—	380,932,003
Short-Term Investments	1,540,930	—	—	1,540,930
Total Investments	$28,244,200	$386,656,480	$—	$414,900,680
Futures Contracts	$ 23,950	$ —	$ —	$ 23,950
Swap Contracts	—	2,588,887	—	2,588,887
Total	$28,268,150	$389,245,367	$—	$417,513,517
Liability Description
Futures Contracts	$ (23,209)	$ —	$ —	$ (23,209)
Swap Contracts	—	(204,532)	—	(204,532)
Total	$ (23,209)	$ (204,532)	$ —	$ (227,741)
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Futures Contracts - Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.